UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                               J. Thomas Futrell
                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2009 - 06/30/2010
Fiduciary/Claymore MLP Opportunity Fund









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


ABRAXAS PETROLEUM CORPORATION

Ticker:       AXAS           Security ID:  003830106
Meeting Date: MAY 19, 2010   Meeting Type: Annual
Record Date:  APR 12, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Directors                         For       Split        Management
2     Amend 2005 Director Plan                For       For          Management
3     Ratify Auditors                         For       For          Management


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COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01.1  Election of Directors - JAMES G. CRUMP  For       For          Management
01.2  Election of Directors - ERNIE L. DANNER For       For          Management
01.3  Election of Directors - SCOTT A.        For       For          Management
      GRIFFITHS
01.4  Election of Directors - MICHAEL L.      For       For          Management
      JOHNSON
01.5  Election of Directors - R. BRUCE        For       For          Management
      NORTHCUTT
01.6  Election of Directors - T. WILLIAM      For       For          Management
      PORTER
01.7  Election of Directors - WILLIAM L.      For       For          Management
      THACKER
02    Ratify Appointment of Independent       For       For          Management
      Auditors


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GLOBAL PARTNERS LP

Ticker:       GLP            Security ID:  37946R109
Meeting Date: DEC 9, 2009    Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Approve Charter Amendment               For       For          Management


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HILAND PARTNERS LP

Ticker:       HLND           Security ID:  431291103
Meeting Date: DEC 4, 2009    Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Approve Merger Agreement                For       Against      Management


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MAGELLAN MIDSTREAM HOLDINGS L.P.

Ticker:       MGG            Security ID:  55907R108
Meeting Date: SEP 25, 2009   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Miscellaneous Corporate Governance      For       For          Management
02    Miscellaneous Corporate Governance      For       For          Management
03    Miscellaneous Corporate Governance      For       For          Management
04    Approve Liquidation Plan                For       For          Management
05    Approve Motion to Adjourn Meeting       For       For          Management


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MAGELLAN MIDSTREAM PARTNERS L.P

Ticker:       MMP            Security ID:  559080106
Meeting Date: SEP 25, 2009   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Approve Liquidation Plan                For       For          Management
02    Miscellaneous Corporate Actions         For       For          Management
03    Approve Motion to Adjourn Meeting       For       For          Management


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MAGELLAN MIDSTREAM PARTNERS L.P

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 21, 2010   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01.1  Election of Directors - WALTER R.       For       For          Management
      ARNHEIM
01.2  Election of Directors - PATRICK C.      For       For          Management
      EILERS
01.3  Election of Directors - BARRY R. PEARL  For       For          Management


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TEPPCO PARTNERS, L.P.

Ticker:       TPP            Security ID:  872384102
Meeting Date: OCT 23, 2009   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Approve Merger Agreement                For       For          Management

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------


By:   /s/ J. Thomas Futrell
   ----------------------------
Name:     J. Thomas Futrell
Title:    Chief Executive Officer
Date:     August 18, 2010